Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and 2014 are as follows:

	2013
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥94,592	¥94,482	¥110	¥—
Foreign equity securities	135,488	135,488	—	—
Domestic debt securities	31,125	5,023	22,629	3,473
Foreign debt securities	17,371	5	17,366	—
Derivatives:
Forward exchange contracts	737	—	737	—
Interest rate swap agreements	96	—	96	—
Currency swap agreements	21,905	—	21,905	—

Liabilities
Derivatives:
Forward exchange contracts	652	—	652	—
Interest rate swap agreements	1,972	—	1,972	—
Currency swap agreements	277	—	277	—
Currency option agreements	¥369	¥—	¥369	¥—

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

	2014
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥126,422	¥126,419	¥3	¥—
Foreign equity securities	136,171	136,171	—	—
Domestic debt securities	27,745	212	24,821	2,712
Foreign debt securities	29,244	10	29,234	—
Derivatives:
Forward exchange contracts	1,048	—	1,048	—
Interest rate swap agreements	664	—	664	—
Currency swap agreements	34,805	—	34,805	—
Currency option agreements	290	—	290	—

Liabilities
Derivatives:
Forward exchange contracts	522	—	522	—
Interest rate swap agreements	2,043	—	2,043	—
Currency swap agreements	571	—	571	—
Currency option agreements	¥85	¥—	¥85	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Schedule of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2013 and 2014 are as follows:

	2013
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥1,585	¥—	¥—	¥1,585	¥538
Investments in affiliated companies	132,010	—	—	132,010	25,913
Cost method investments	313	—	—	313	1,287
Goodwill	13,500	—	—	13,500	30,323
Long-lived assets	2,418	—	—	2,418	5,416

	2014
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥2,888	¥—	¥—	¥2,888	¥651
Investments in affiliated companies	44,968	—	—	44,968	51,279
Cost method investments	128	—	—	128	2,108
Goodwill	—	—	—	—	—
Long-lived assets	9,135	—	—	9,135	5,738

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs